Other Liabilities	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Other Liabilities

22	OTHER LIABILITIES
Other liabilities at March 31, 2023 and 2022 consisted of the following:

	At March 31,
	2023	2022

	(In millions)
Accrued expenses	¥569,480	¥365,367
Unearned income	64,821	86,519
Financial guarantees and other credit-related contingent liabilities	41,234	37,241
Due to trust account	1,696,286	1,814,781
Payables to brokers, dealers and customers for securities transactions	1,377,908	1,528,716
Payables related to credit card services	1,068,315	885,022
Obligations from factoring transactions	385,642	482,346
Retirement benefit liabilities	37,021	44,622
Guarantee deposits and derivative cash collateral received	1,489,987	727,668
Others	1,972,719	2,414,492

Total other liabilities	¥8,703,413	¥8,386,774